Accounts Receivable, Net	6 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
4.	ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of December 31,	As of June 30,
	2025	2026
		(Unaudited)
Accounts receivable	$51,285	$55,575
Allowance for credit losses	(642)	(448)
Accounts receivable, net	$50,643	$55,127

The movement of allowance of credit losses was as follows:

	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
Balance at beginning of the periods presented	$104	$642
Addition/(reversal) in credit losses	169	(198)
Write off	-	(5)
Foreign currency translation adjustment	6	9
Balance at end of the periods presented	$279	$448

The Group recorded a credit loss of $169 and a reversal of credit loss of $198, and wrote off accounts receivable of nil and $5 for the six months ended June 30, 2025 and 2026, respectively. As of August 31, 2026, approximately 26.0% of the Group’s net accounts receivable balance as of June 30, 2026 had subsequently been collected, and the remaining balance is expected to be collectible and is covered by commercial insurance purchased by the Group for accounts receivable arising from offline sales, providing coverage ranging from 80% to 90% for credit losses incurred within a maximum credit period of 180 days.

The majority of accounts receivable are expected to be recovered within six months. The aging of accounts receivable is calculated from the expiration date of the customer’s credit terms, which differs from the aging of accounts receivable based on the number of days past invoice date. The Group generally grants trade debtors a credit period of 180 days. If a customer’s accounts receivable have not yet aged beyond the credit period, the aging of such receivable will be classified as not overdue in the following table. An aging analysis of the Group’s accounts receivable, calculated from the expiration date of the customer’s credit terms, is as follows:

	As of December 31, 2025	As of June 30, 2026
		(Unaudited)
Not overdue	$38,056	$37,773
Within 90 days	12,228	17,020
Between 3 and 6 months	398	371
Between 6 months and a year	193	326
Over a year	410	85
	$51,285	$55,575